Loss And Loss Adjustment Expense Reserves Incurred and Paid Claims Development with IBNR and Claim Counts (Details) $ in Millions	Dec. 31, 2020 USD ($) claim	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Claims Development [Line Items]
Liabilities for claims and claim adjustment expenses, net of reinsurance	$ 14,989.4	$ 13,614.3
Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,414.0
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,331.7
All outstanding liabilities before 2016, net of reinsurance1	0.4
Liabilities for claims and claim adjustment expenses, net of reinsurance	82.7	66.6
Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	8,726.6
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,175.2
All outstanding liabilities before 2016, net of reinsurance1	34.9
Liabilities for claims and claim adjustment expenses, net of reinsurance	3,586.3	3,080.8
Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,250.9
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,781.3
All outstanding liabilities before 2016, net of reinsurance1	5.1
Liabilities for claims and claim adjustment expenses, net of reinsurance	474.7	357.2
2016 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	378.1	377.8	$ 378.2	$ 379.8	$ 379.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	74,199
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 377.6	377.5	376.8	376.9	336.7
2016 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,224.9	1,238.9	1,231.1	1,204.8	1,185.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	92,688
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,153.4	1,073.3	886.0	639.9	298.6
2016 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	535.5	536.5	537.1	541.2	568.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 2.4
Cumulative Number of Incurred Claim Counts | claim	53,693
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 530.8	526.4	516.9	498.2	415.2
2017 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	409.9	411.0	412.1	415.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (0.9)
Cumulative Number of Incurred Claim Counts | claim	77,170
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 409.4	409.2	409.4	369.0
2017 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,374.6	1,393.3	1,366.6	1,374.1
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 18.3
Cumulative Number of Incurred Claim Counts | claim	97,448
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,183.6	1,027.3	712.9	325.8
2017 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	681.3	683.4	680.9	672.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 1.3
Cumulative Number of Incurred Claim Counts | claim	74,140
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 675.0	670.1	647.1	506.7
2018 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	476.6	478.2	475.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (1.4)
Cumulative Number of Incurred Claim Counts | claim	82,134
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 475.3	475.1	426.0
2018 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,789.7	1,736.5	1,700.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 41.5
Cumulative Number of Incurred Claim Counts | claim	111,767
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,290.5	913.4	382.7
2018 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	845.4	845.2	839.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 18.2
Cumulative Number of Incurred Claim Counts | claim	63,722
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 812.6	781.2	595.9
2019 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	574.2	577.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (3.3)
Cumulative Number of Incurred Claim Counts | claim	88,897
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 571.5	516.9
2019 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,175.6	2,103.1
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 116.3
Cumulative Number of Incurred Claim Counts | claim	126,959
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 1,120.1	455.4
2019 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	965.2	971.7
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 11.7
Cumulative Number of Incurred Claim Counts | claim	72,396
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 930.4	708.0
2020 | Commercial Lines - Physical Damage | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	575.2
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (14.1)
Cumulative Number of Incurred Claim Counts | claim	87,333
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 497.9
2020 | Commercial Lines - Liability | Commercial Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,161.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 369.8
Cumulative Number of Incurred Claim Counts | claim	105,900
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 427.6
2020 | Property | Property Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	1,223.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 252.4
Cumulative Number of Incurred Claim Counts | claim	80,820
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 832.5
Agency Channel | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	25,197.6
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	19,899.2
All outstanding liabilities before 2016, net of reinsurance1	80.3
Liabilities for claims and claim adjustment expenses, net of reinsurance	5,378.7	5,117.4
Agency Channel | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	14,448.3
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	14,371.8
All outstanding liabilities before 2016, net of reinsurance1	5.9
Liabilities for claims and claim adjustment expenses, net of reinsurance	82.4	32.4
Agency Channel | 2016 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,137.8	4,177.3	4,152.0	4,130.0	4,082.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	740,535
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,062.5	3,969.5	3,723.1	3,231.5	1,941.6
Agency Channel | 2016 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,402.8	2,400.1	2,401.8	2,398.9	2,423.4
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	1,399,156
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,401.8	2,402.2	2,402.1	2,406.9	2,391.0
Agency Channel | 2017 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,546.4	4,511.1	4,485.8	4,474.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 72.3
Cumulative Number of Incurred Claim Counts | claim	779,303
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,285.5	4,048.5	3,478.5	2,074.0
Agency Channel | 2017 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,640.6	2,643.5	2,638.5	2,635.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (4.0)
Cumulative Number of Incurred Claim Counts | claim	1,514,873
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,640.8	2,640.9	2,643.2	2,599.8
Agency Channel | 2018 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,192.7	5,182.1	5,141.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 100.0
Cumulative Number of Incurred Claim Counts | claim	856,108
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,635.0	4,028.7	2,378.0
Agency Channel | 2018 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,821.7	2,822.6	2,819.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (3.4)
Cumulative Number of Incurred Claim Counts | claim	1,694,997
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,819.9	2,827.4	2,769.1
Agency Channel | 2019 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,886.9	5,885.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 264.3
Cumulative Number of Incurred Claim Counts | claim	913,063
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,533.2	2,715.2
Agency Channel | 2019 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,254.7	3,277.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (13.4)
Cumulative Number of Incurred Claim Counts | claim	1,876,942
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,259.2	3,242.5
Agency Channel | 2020 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,433.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 926.8
Cumulative Number of Incurred Claim Counts | claim	750,654
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,383.0
Agency Channel | 2020 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,328.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (183.4)
Cumulative Number of Incurred Claim Counts | claim	1,768,482
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,250.1
Direct Channel | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	24,292.3
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	19,070.2
All outstanding liabilities before 2016, net of reinsurance1	55.2
Liabilities for claims and claim adjustment expenses, net of reinsurance	5,277.3	4,936.8
Direct Channel | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	15,919.5
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	15,879.7
All outstanding liabilities before 2016, net of reinsurance1	0.8
Liabilities for claims and claim adjustment expenses, net of reinsurance	40.6	(7.7)
Direct Channel | 2016 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,866.1	3,897.8	3,871.2	3,843.9	3,819.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	735,791
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,799.1	3,714.6	3,476.9	2,991.1	1,780.6
Direct Channel | 2016 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,478.5	2,475.6	2,477.7	2,475.4	2,521.0
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 0.0
Cumulative Number of Incurred Claim Counts | claim	1,676,396
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,477.8	2,478.5	2,479.3	2,485.8	$ 2,505.0
Direct Channel | 2017 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	4,254.4	4,229.3	4,209.9	4,209.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 61.3
Cumulative Number of Incurred Claim Counts | claim	772,986
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,035.6	3,808.3	3,255.2	1,912.6
Direct Channel | 2017 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	2,745.6	2,749.0	2,743.7	2,750.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (5.1)
Cumulative Number of Incurred Claim Counts | claim	1,791,582
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,747.6	2,748.4	2,753.5	$ 2,742.1
Direct Channel | 2018 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,003.2	4,980.9	4,904.8
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 88.0
Cumulative Number of Incurred Claim Counts | claim	870,978
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,481.7	3,863.5	2,235.1
Direct Channel | 2018 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,182.0	3,181.9	3,202.3
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (5.1)
Cumulative Number of Incurred Claim Counts | claim	2,069,684
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,183.0	3,193.8	$ 3,170.0
Direct Channel | 2019 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,811.7	5,756.5
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 243.5
Cumulative Number of Incurred Claim Counts | claim	954,209
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 4,452.5	2,630.3
Direct Channel | 2019 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,737.8	3,787.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (22.7)
Cumulative Number of Incurred Claim Counts | claim	2,269,857
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,751.3	$ 3,782.6
Direct Channel | 2020 | Personal Lines - Liability | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	5,356.9
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ 901.1
Cumulative Number of Incurred Claim Counts | claim	786,809
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 2,301.3
Direct Channel | 2020 | Personal Lines - Physical Damage | Personal Lines Segment
Claims Development [Line Items]
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	3,775.6
Total of IBNR Liabilities Plus Expected Development on Reported Claims	$ (264.5)
Cumulative Number of Incurred Claim Counts | claim	2,137,810
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance	$ 3,720.0